Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
Disclosure of loan receivable [Table Text Block]
	December 31, 2023	December 31, 2022
Opening balance	$644,990	$1,833,979
Funds received, net of advances granted	(467,976)	67,124
Shares for debt	-	(1,290,000)
Interest receivable	29,933	33,887
Ending receivable balance - classified as current	$206,947	$644,990